ACQUISITIONS (Chengdu Chauanyue) (Details) (USD $)			1 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2012 Chengdu Chuanyue [Member]	Jun. 30, 2012 Chengdu Chuanyue [Member]	Dec. 31, 2012 Chengdu Chuanyue [Member]	Dec. 31, 2012 Chengdu Chuanyue [Member] Cash paid to settle liabilities [Member]	Dec. 31, 2012 Chengdu Chuanyue [Member] Cash Consideration Paid To Acquire Common Shares [Member]	Dec. 31, 2012 Chengdu Chuanyue [Member] In Process Research And Development [Member]	Dec. 31, 2012 Chengdu Chuanyue [Member] Software License And Copyright [Member]
Business Acquisition [Line Items]
Cash					$ 86,039
Other current assets					10,953
Property and equipments					53,647
Intangible assets									868,850
Intangible assets, not amortizable								1,869,305
Goodwill					2,699,607
Current liabilities					(1,012,707)
Non-controlling interests at fair value					(988,158)
Total cash consideration	$ 5,016,148	$ 132,150,813	$ 600,000		$ 3,587,536	$ 1,295,010	$ 2,292,526
Amortization period									5 years
Ownership percentage in subsidiary				73.00%	89.20%
Additional ownership acquired in subsidiary			16.20%